BUSINESS COMBINATIONS - Impact of the acquisition of Ewave (Details) - Ewave $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024 AUD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Loss recognized as result of remeasure to fair value equity interest in acquiree held by acquirer before business combination		$ 1,443
Second Earn Out Payment
Disclosure of detailed information about business combination [line items]
Business acquisition, earn out payment	$ 2,000
Business acquisition, fixed payment	1,500
Third Earn Out Payment
Disclosure of detailed information about business combination [line items]
Business acquisition, earn out payment	5,000
Business acquisition, fixed payment	$ 3,000